SHARE-BASED COMPENSATION - Kaixin Auto 2019 Plan (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019 USD ($) employee $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares	Apr. 30, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance		4,200,000
Weighted average exercise price | $ / shares		$ 0.01	$ 1.92
Total incremental cost | $	$ 4,138
Total incremental cost related to vested awards | $		$ 1,205
Total incremental cost related to nonvested awards | $		$ 2,933
Kaixin Auto 2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Capital shares reserved for future issuance				4,715,700
Options granted	2,186,364
Number of employees for option | employee	144
Weighted-average grant-date fair value of the share options granted | $ / shares		$ 3.21	$ 2.94
Kaixin Auto 2019 Plan | Vests immediately on grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares	$ 1.70
Vesting period		10 years
Vesting percentage	25.00%
Kaixin Auto 2019 Plan | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price | $ / shares	$ 0.01	$ 1.92
Vesting period	3 years	4 years
Vesting percentage	62.50%
Kaixin Auto 2019 Plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	2,183,828
Shares issued		223,905
Kaixin Auto 2019 Plan | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued		244,732
Kaixin Auto 2019 Plan | Replacement restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		2,183,828
Kaixin Auto 2019 Plan | Replacement restricted shares | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	205,215
Kaixin Auto 2019 Plan | Replacement restricted shares with graded vesting, one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	917,738
Kaixin Auto 2019 Plan | Remaining replacement restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Kaixin Auto 2019 Plan | Remaining replacement restricted shares | Vests immediately on grant date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		62.50%
Kaixin Auto 2019 Plan | Remaining replacement restricted shares | Vests monthly subsequent to replacement date
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	0.0278%